Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 956,152	$ 795,237	$ 378,529
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	432,026	218,088	131,961
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	153,450	253,799	177,863
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	310,343	254,849	39,132
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 60,333	$ 68,501	$ 29,573